united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period:_01/31/16

Item 1. Reports to Stockholders.

Semi-Annual Report

January 31,2016

1-877-464-3111

www.thebetafund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

GMG Defensive Beta Fund

PORTFOLIO REVIEW

January 31, 2016 (Unaudited)

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmarks:

			Three Year	Five Year	Annualized Since
	Six Months	One Year	Annualized	Annualized	Inception ^
GMG Defensive Beta Fund	(7.57)%	(6.47)%	1.92%	2.68%	3.80%
S&P 500 Total Return Index **	(6.77)%	(0.67)%	11.30%	10.91%	13.26%
CBOE 30 Year Treasury Bond Index ***	(5.77)%	22.52%	(4.53)%	(9.61)%	(6.33)%
Blended Benchmark Index ****	(6.15)%	10.89%	3.71%	0.67%	3.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the November 30, 2015 prospectus, the Fund’s total annual operating expense ratio is 2.42% (before waiver). For performance information current to the most recent month-end, please call 1-877-464-3111.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of 500 of the largest US domiciled companies. The index does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Chicago Board Options Exchange (CBOE) 30-Year Treasury-Bond Index is based on the yield-to-maturity of the most recently auctioned 30 Year Treasury Bond. Investors cannot invest directly in an index.

****	The Blended Benchmark Index represents a blend of 50% CBOE 30 Year Treasury Bond Index and 50% S&P 500 Total Return Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

^	Inception date is September 1, 2009.

Holdings by Industry Asset Class or Investment Type as of January 31, 2016	% of Net Assets
Equity Funds	23.5%
Alternative Fund	9.7%
Retail	8.7%
Asset Allocation Funds	6.3%
Pharmaceuticals	5.7%
Telecommunications	4.9%
Diversified Financial Services	4.7%
Debt Funds	3.9%
Computers	3.0%
Other +	6.4%
Short-Term Investment	14.1%
Other assets and liabilities - net	9.1%
100.0%

+	Other represents less than 3.0% weightings in Aerospace/Defense, Internet, and Commodity Funds.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 32.1%
	AEROSPACE/DEFENSE - 2.2%
3,900	The Boeing Co.	$468,507

	COMPUTERS - 3.0%
6,460	Apple, Inc.	628,816

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
12,900	The Charles Schwab Corp.	329,337
8,920	Visa, Inc. - Cl. A	664,451
		993,788
	INTERNET - 2.9%
800	Alphabet, Inc. *	609,080

	PHARMACEUTICALS - 5.7%
5,750	AbbVie, Inc.	315,675
7,000	Express Scripts Holding Co. *	503,090
5,000	Novartis AG - ADR	389,850
		1,208,615
	RETAIL - 8.7%
6,750	CVS Health Corp.	651,983
8,350	Dollar Tree, Inc. *	679,022
7,600	Foot Locker, Inc.	513,456
		1,844,461
	TELECOMMUNICATIONS - 4.9%
21,200	Cisco Systems, Inc.	504,348
10,600	Verizon Communications, Inc.	529,682
		1,034,030

	TOTAL COMMON STOCKS (Cost - $3,908,520)	6,787,297

	EXCHANGE TRADED FUNDS AND NOTES - 35.0%
	ASSET ALLOCATION FUNDS - 6.3%
15,000	ProShares UltraShort Euro * +	385,200
23,000	WisdomTree Managed Futures Strategy Fund *	950,590
		1,335,790

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2016 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES (CONTINUED) - 35.0%
	COMMODITY FUNDS - 1.3%
4,900	iPath Bloomberg Cocoa Subindex Total Return ETN * +	$172,485
3,850	iPath Bloomberg Cotton Subindex Total Return ETN * +	113,152
		285,637
	DEBT FUNDS - 3.9%
7,800	iShares 1-3 Year Credit Bond ETF	817,362

	EQUITY FUNDS - 23.5%
40,000	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	1,122,400
26,750	IQ Merger Arbitrage ETF	750,070
35,000	iShares MSCI Japan ETF	402,500
3,750	iShares Russell 2000 ETF	385,913
17,200	ProShares RAFI Long/Short	665,456
4,000	SPDR S&P 500 ETF	775,480
11,200	Vanguard REIT ETF	862,064
		4,963,883

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost - $7,696,251)	7,402,672

	MUTUAL FUNDS - 9.7%
	ALTERNATIVE FUNDS - 9.7%
95,839	American Beacon AHL Managed Futures Strategy Fund +	1,051,348
97,265	AQR Managed Futures Strategy Fund +	1,010,583
	TOTAL MUTUAL FUNDS (Cost - $2,130,807)	2,061,931

	SHORT-TERM INVESTMENT - 14.1%
	MONEY MARKET FUND - 14.1%
2,979,880	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.34% ** (Cost - $2,979,880)	2,979,880

	TOTAL INVESTMENTS - 90.9% (Cost - $16,715,458) (a)	$19,231,780
	OTHER ASSETS & LIABILITIES - NET - 9.1%	1,927,415
	TOTAL NET ASSETS - 100.0%	$21,159,195

Shares		Value
	SECURITY SOLD SHORT - (0.3)% * +
	ASSET ALLOCATION FUND - (0.3)%
1,000	CurrencyShares Canadian Dollar Trust (Proceeds - $76,792)	$70,800

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $16,747,313 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,813,544
Unrealized Depreciation:	(399,877)
Net Unrealized Appreciation:	$2,413,667

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-Income producing security.

**	Money market rate shown represents the rate at January 31, 2016.

+	All or a portion of this investment is a holding of the GMG Commodity Fund Limited.

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
January 31, 2016 (Unaudited)

ASSETS
Investment securities:
At cost	$16,715,458
At value	$19,231,780
Cash	1,918,502
Cash held at Broker	76,400
Dividends and interest receivable	19,530
Receivable for Fund shares sold	640
Prepaid expenses and other assets	4,155
TOTAL ASSETS	21,251,007

LIABILITIES
Securities sold short (Proceeds - $76,792)	70,800
Investment advisory fees payable	5,939
Fund shares repurchased	5,906
Payable to related parties	2,056
Accrued expenses and other liabilities	7,111
TOTAL LIABILITIES	91,812
NET ASSETS	$21,159,195

Net Assets Consist Of:
Paid in capital	$20,325,776
Undistributed net investment loss	(84,641)
Accumulated net realized loss from security transactions	(1,604,254)
Net unrealized appreciation of investments	2,522,314
NET ASSETS	$21,159,195

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,047,051

Net asset value (Net assets ÷ Shares outstanding), offering, and redemption price per share (a)	$10.34

(a)	Redemptions made within 15 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,695 foreign taxes withheld)	$193,268
Interest	2,405
TOTAL INVESTMENT INCOME	195,673

EXPENSES
Investment advisory fees	118,036
Transfer agent fees	25,922
Administrative services fees	21,576
Non 12b-1 shareholder services fees	16,378
Registration fees	12,934
Accounting services fees	12,561
Legal fees	10,034
Printing and postage expenses	8,968
Compliance officer fees	8,879
Audit fees	8,511
Trustees’ fees and expenses	7,864
Custodian fees	2,369
Insurance expense	468
Other expenses	740
TOTAL EXPENSES	255,240

Less: Fees waived by the Advisor	(68,079)

NET EXPENSES	187,161
NET INVESTMENT INCOME	8,512

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investment transactions	35,519
Distributions of long-term capital gains from underlying investment companies	21,347
56,866
Net change in unrealized appreciation (depreciation) of:
Investments	(1,920,681)
Securities sold short	5,170
(1,915,511)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,858,645)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,850,133)

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income (loss)	$8,512	$(123,731)
Net realized gain from security transactions and securities sold short	35,519	2,951,996
Distributions of long-term capital gains from underlying investment companies	21,347	1,798
Net change in unrealized depreciation of investments and securities sold short	(1,915,511)	(2,522,599)
Net increase (decrease) in net assets resulting from operations	(1,850,133)	307,464

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(69,526)
From net realized gain	(3,965,366)	(106,719)
Net decrease in net assets from distributions to shareholders	(3,965,366)	(176,245)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,693,007	4,811,482
Net asset value of shares issued in reinvestment of distributions to shareholders	3,870,412	172,178
Redemption fee proceeds	—	23
Payments for shares redeemed	(4,054,410)	(8,721,238)
Net increase (decrease) in net assets from shares of beneficial interest	1,509,009	(3,737,555)

TOTAL DECREASE IN NET ASSETS	(4,306,490)	(3,606,336)

NET ASSETS
Beginning of Period	25,465,685	29,072,021
End of Period*	$21,159,195	$25,465,685
* Includes undistributed net investment loss of:	$(84,641)	$(93,153)

SHARE ACTIVITY
Shares Sold	134,256	352,452
Shares Reinvested	356,720	12,550
Shares Redeemed	(325,757)	(642,077)
Net increase (decrease) in shares of beneficial interest outstanding	165,219	(277,075)

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.53		$13.47	$12.41	$11.18	$11.30	$9.73
Activity from investment operations:
Net investment income (loss) (1)	0.00	(2)	(0.06)	0.03	0.02	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments, securities sold short and options transactions	(0.93)		0.20	1.04	1.21	0.01	1.63
Total from investment operations	(0.92)		0.14	1.07	1.23	(0.02)	1.57
Less distributions from:
Net investment income	—		(0.03)	(0.01)	—	(0.08)	—
Net realized gains	(2.27)		(0.05)	—	—	(0.02)	—
Total distributions	(2.27)		(0.08)	(0.01)	—	(0.10)	—
Paid-in-Capital from Redemption Fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.34		$13.53	$13.47	$12.41	$11.18	$11.30
Total return (3)	(7.57	)% (8)	1.06%	8.58%	11.00%	(0.13)%	16.14%
Net assets, end of period (000s)	$21,159		$25,466	$29,072	$25,044	$21,680	$20,407
Ratio of gross expenses to average net assets (4)(5)
including dividend expense	2.16	% (7)	2.25%	1.82%	2.23%	2.49%	2.69%
excluding dividend expense	2.16	% (7)	1.91%	1.82%	2.23%	2.49%	2.69%
Ratio of net expenses to average net assets (5)
including dividend expense	1.49	% (7)	1.82%	1.49%	1.57%	1.74%	1.81%
excluding dividend expense	1.49	% (7)	1.49%	1.49%	1.57%	1.74%	1.81%
Ratio of net investment income (loss) to average net assets (6)	0.07	% (7)	(0.43)%	0.24%	0.13%	(0.30)%	(0.56)%
Portfolio Turnover Rate	20	% (8)	67%	24%	14%	30%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to Consolidated Financial Statements.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

1.	ORGANIZATION

The GMG Defensive Beta Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation with less volatility than broader equity markets. The Fund commenced operations on September 1, 2009.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Fund’s assets measured at fair value:

GMG Defensive Beta Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,787,297	$—	$—	$6,787,297
Exchange Traded Funds and Notes	7,402,672	—	—	7,402,672
Mutual Funds	2,061,931	—	—	2,061,931
Short-Term Investment	2,979,880	—	—	2,979,880
Total	$19,231,780	$—	$—	$19,231,780
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$70,800	$—	$—	$70,800
Total	$70,800	$—	$—	$70,800

There were no transfers between Levels during the current period presented.

It is the Fund’s policy to recognize transfers between any Level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Fund’s Consolidated Portfolio of Investments for industry classifications.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

Consolidation of Subsidiaries – GMG Commodity Fund Limited (“GMG-CFC”) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) that acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GMG-CFC utilizes commodity-based exchange traded funds, exchange traded notes and derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the CFC is as follows:

		CFC Net Assets at	% Of Fund Net Assets
	Inception Date of CFC	January 31, 2016	at January 31, 2016
GMG-CFC	1/7/2010	$ 4,657,444	22.01%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposits with Broker. The cash held as collateral for securities sold short as of January 31, 2016 was $76,400.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund may maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,767,174 and $8,372,423, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Montebello Partners, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”), on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended January 31, 2016, the Fund incurred advisory fees of $118,036 under the Advisory Agreement.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 1.49% per annum of the Fund’s average daily net assets. Prior to December 1, 2012, the Advisor agreed to waive a portion of its advisory fee so that total expenses incurred by the Fund did not exceed 1.74% per annum. For the six months ended January 31, 2016, the Advisor waived fees in the amount of $68,079.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.49% of the Fund’s average daily net assets (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

The following amounts are subject to recapture by the listed dates.

7/31/2016	7/31/2017	7/31/2018	Total
$151,801	$90,046	$119,208	$361,055

During the six months ended January 31, 2016, Gary Goldberg & Co., a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund. These trades were cleared through National Financial Services and Gary Goldberg & Co. received $36 in trade commissions.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 15 days. For the six months ended January 31, 2016, the Fund assessed $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2015 and July 31, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2015	July 31, 2014
Ordinary Income	$57,586	$10,175
Long-Term Capital Gain	118,659	—
	$176,245	$10,175

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2016 (Unaudited)

As of July 31, 2015, the components of accumulated earnings / (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$3,813,829	$(85,136)	$—	$(1,408,953)	$4,329,178	$6,648,918

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on straddles, adjustments for partnerships and the Fund’s holding in GMG Fund Limited.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and adjustment for partnerships, resulted in reclassifications for the year ended July 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$2,639	$(2,639)

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the financial statements.

GMG Defensive Beta Fund

EXPENSE EXAMPLES

January 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 through January 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period **
GMG Defensive Beta Fund	8/1/15	1/31/16	8/1/15 – 1/31/16*	8/1/15 – 1/31/16
Actual	$1,000.00	$924.30	$7.21	1.49%
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.65	$7.56	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-464-3111 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-464-3111.

INVESTMENT ADVISOR
Montebello Partners, LLC
75 Montebello Road
Suffern, NY 10901

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/5/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 4/5/16